Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of provision (benefit) for income taxes
	Year Ended December 31,
(in thousands)	2012	2011	2010
Current - State	$471	$385	$291
Deferred	(3,040)	(8,728)	1,401
	$(2,569)	$(8,343)	$1,692

Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Year Ended December 31,
	2012	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(2.9)	(3.4)	(4.0)
Valuation allowance	29.3	5.8	42.2
Permanent items	0.8	2.3	1.0
Deferred item adjustments	0.9	2.7	2.0
Effective income tax rate	(6.9)%	(27.6)%	6.2%

Schedule of components of deferred tax assets and liabilities

(in thousands)	2012	2011
Deferred tax assets
Accounts receivable	$790	$753
Accrued compensation and pension	11,170	8,593
Inventories	999	494
Other assets	1,015	2,263
Unrealized loss on cash flow hedge	—	1,868
Unrealized loss on pension	4,522	4,464
Net operating loss carryforwards	72,317	62,577
Deferred tax assets	90,813	81,012
Valuation allowance	(25,800)	(15,052)
Total deferred tax assets	65,013	65,960

Deferred tax liabilities
Accelerated depreciation and amortization	(129,590)	(128,503)
Prepaid assets	(849)	(786)
Total deferred tax liabilities	(130,439)	(129,289)

Net deferred tax liabilities	$(65,426)	$(63,329)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

(in thousands)
Unrecognized tax benefits balance at January 1, 2010	$2,100
Gross increases for tax positions in 2010	—
Unrecognized tax benefits balance at December 31, 2010	2,100
Gross increases for tax positions in 2011	1,653
Unrecognized tax benefits balance at December 31, 2011	3,753
Gross increases for tax positions in 2012	45
Unrecognized tax benefits balance at December 31, 2012	$3,798